Related parties	12 Months Ended
Dec. 31, 2024
Related parties [Abstract]
Related parties
31.

Related parties
A.

Transactions with key management personnel
Key management personnel are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly.

Key management personnel of the Company include executive officers, vice-presidents, other senior managers and members of the board of directors.
In addition to their salaries, Cameco also provides non-cash benefits to executive officers and vice-presidents and contributes to pension plans on their behalf (note 25). Senior management and directors also participate in the Company’s share-based compensation plans (note 24).
Executive officers are subject to terms of notice ranging from three to six months. Upon resignation at the Company’s request, they are entitled to termination benefits of up to the lesser of 18 to 24 months or the period remaining until age 65. The termination benefits include gross salary plus the target short-term incentive bonus for the year in which termination occurs.
Compensation for key management personnel was comprised of:
2024 2023
Short-term employee benefits $ 39,224 $ 30,733
Share-based compensation (a) 27,373 41,694
Post-employment benefits 12,128 6,730
Termination

benefits
1,389 541
Total $ 80,114 $ 79,698
(a) Excludes deferred share units held by directors (see note 24).
Certain key management personnel, or their related parties, hold positions in other entities that result in them having control or significant influence over the financial or operating policies of those entities.

Cameco purchases a significant amount of goods and services for its Saskatchewan mining operations from northern
Saskatchewan suppliers to support economic development in the region, where the president of several of these suppliers is a member of the board of directors. During the year ended December 31, 2024, Cameco paid these suppliers $ 87,708,000
(2023 - $ 27,373,000 ). The transactions were conducted in the normal course of business and were accounted for at the exchange amount. Accounts payable includes a balance of $ 1,156,000 at the reporting date (2023 - $
1,817,000 ).
B.

Other related party transactions
Transaction value Balance outstanding
year ended as at
2024 2023 2024 2023
Joint venture
Sales revenue (a) $ 45,433 $ 27 $ 32 $ -
Fuel storage and handling (a) 50 - 26 -
Deferred sales (a) - - 75,083 21,909
Dividends received (b) - - - -
Associate
Product purchases (c) 456,963 392,656 301,652 289,055
Dividends received 185,447 113,642 - -
(a) Cameco has entered into various agreements with Westinghouse and its subsidiaries and has recognized sales revenue related to fuel supply agreements and incurred costs related to fuel storage and handling fees. Contract terms are in the normal course of business and were accounted for at the exchange amount.
(b) Subsequent to year-end, on February 19, 2025, Cameco received a dividend of $ 49,000,000

(US).
(c) Cameco purchases uranium concentrate from JV Inkai. Purchases from JV Inkai are based on the prevailing uranium spot price less a 5% discount with extended payment terms.